UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock FundsSM
BlackRock China A Opportunities Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2025

Date of reporting period: 10/31/2025

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

BlackRock China A Opportunities Fund

Institutional Shares | CHILX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock China A Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$109	0.99%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund’s Instititional Shares returned 20.71%.

  For the same period, the MSCI China A Onshore Index (Net) returned 23.80%.

What contributed to performance?

Positive contributions were led by sentiment-based insights. In this vein, signals that track informed investor flows helped capture investor rotation into high-conviction names and drove strong gains in sectors such as information technology and industrials. In addition, signals analyzing Chinese broker reports helped identify companies with improving analyst sentiment, while a combined analyst revision signal that responded to earnings and sales upgrades helped capture trends across outperforming stocks. Alongside these sentiment-based insights, a fundamental quality signal that penalized companies with high volatility contributed to positive positioning within industrials and communication services. The Fund’s cash position had no material impact on performance.

What detracted from performance?

Despite solid gains overall, certain insights detracted from performance. Faster moving insights that aimed to identify beneficiaries of inflation based on keyword analysis in Chinese text led to misaligned exposure within consumer staples. A fundamental quality signal which tracks inefficient changes in net operating assets weighed on performance within real estate. Finally, a quality insight that penalizes companies with rising labor costs detracted during periods when cost pressures were overlooked in favor of growth- and sentiment-driven factors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: December 27, 2018 through October 31, 2025

Initial Investment of $10,000

	Institutional Shares	MSCI China A Onshore Index (Net)
Dec 18	$10,090	$10,066
Jan 19	$10,930	$10,938
Feb 19	$12,340	$12,617
Mar 19	$13,310	$13,390
Apr 19	$13,550	$13,420
May 19	$12,410	$12,221
Jun 19	$13,290	$12,913
Jul 19	$13,240	$12,977
Aug 19	$12,930	$12,455
Sep 19	$13,140	$12,542
Oct 19	$13,440	$12,898
Nov 19	$13,390	$12,771
Dec 19	$14,567	$13,840
Jan 20	$13,229	$13,800
Feb 20	$14,318	$13,613
Mar 20	$13,059	$12,494
Apr 20	$14,023	$13,392
May 20	$14,238	$13,172
Jun 20	$15,780	$14,488
Jul 20	$17,923	$16,635
Aug 20	$18,875	$17,322
Sep 20	$18,467	$16,490
Oct 20	$19,022	$17,071
Nov 20	$19,884	$18,238
Dec 20	$21,657	$19,381
Jan 21	$22,504	$20,093
Feb 21	$22,092	$19,941
Mar 21	$20,985	$18,698
Apr 21	$21,774	$19,453
May 21	$22,822	$20,683
Jun 21	$22,787	$20,312
Jul 21	$21,727	$19,276
Aug 21	$21,645	$19,487
Sep 21	$21,527	$19,495
Oct 21	$21,986	$19,914
Nov 21	$22,092	$20,012
Dec 21	$22,422	$20,162
Jan 22	$20,671	$18,384
Feb 22	$20,909	$18,889
Mar 22	$19,241	$17,200
Apr 22	$17,109	$15,437
May 22	$17,800	$15,872
Jun 22	$19,372	$17,467
Jul 22	$18,098	$16,402
Aug 22	$17,264	$15,649
Sep 22	$15,464	$14,143
Oct 22	$14,178	$12,988
Nov 22	$16,120	$14,412
Dec 22	$16,023	$14,671
Jan 23	$17,682	$16,196
Feb 23	$16,937	$15,549
Mar 23	$17,081	$15,562
Apr 23	$17,045	$15,239
May 23	$15,662	$14,121
Jun 23	$15,674	$14,024
Jul 23	$16,540	$14,819
Aug 23	$15,158	$13,624
Sep 23	$14,953	$13,376
Oct 23	$14,136	$12,974
Nov 23	$14,208	$13,126
Dec 23	$14,054	$12,962
Jan 24	$13,085	$11,647
Feb 24	$14,483	$12,904
Mar 24	$14,336	$12,874
Apr 24	$15,023	$13,140
May 24	$14,949	$13,013
Jun 24	$14,520	$12,539
Jul 24	$14,348	$12,619
Aug 24	$14,128	$12,377
Sep 24	$17,243	$15,232
Oct 24	$16,458	$14,810
Nov 24	$16,188	$14,600
Dec 24	$16,223	$14,464
Jan 25	$16,148	$14,155
Feb 25	$16,623	$14,438
Mar 25	$16,711	$14,479
Apr 25	$15,897	$13,985
May 25	$16,298	$14,368
Jun 25	$16,986	$14,967
Jul 25	$17,587	$15,610
Aug 25	$19,515	$17,609
Sep 25	$20,116	$18,376
Oct 25	$19,865	$18,335

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Institutional Shares ...
	20.71%	0.87%	10.55%
MSCI China A Onshore Index (Net)...
	23.80	1.44	9.27

Key Fund statistics

Net Assets...
$20,961,054
Number of Portfolio Holdings...
167
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
215%

The Fund commenced operations on December 27, 2018.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Sector allocation

Ten largest holdings

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
24.9%
Financials...
18.4
Industrials...
17.8
Consumer Discretionary...
12.4
Materials...
8.2
Consumer Staples...
5.9
Health Care...
5.7
Communication Services...
3.6
Utilities...
1.5
Energy...
0.7
Real Estate...
0.1
Short-Term Securities...
1.0
Liabilities in Excess of Other Assets...
(0.2)
SecurityFootnote Reference(b)	Percent of Net Assets
Contemporary Amperex Technology Co. Ltd., Class A...
5.7%
Ping An Insurance Group Co. of China Ltd., Class A...
3.9
China Merchants Bank Co. Ltd., Class A...
3.8
Midea Group Co. Ltd., Class A...
3.4
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A...
2.7
Zijin Mining Group Co. Ltd., Class A...
2.5
BOE Technology Group Co. Ltd., Class A...
2.5
Sany Heavy Industry Co. Ltd., Class A...
2.4
Zhejiang NHU Co. Ltd., Class A...
2.2
China International Capital Corp. Ltd., Class A...
2.2
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Footnote(b)	Excludes short-term securities.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock China A Opportunities Fund

Institutional Shares | CHILX

Annual Shareholder Report — October 31, 2025

CHILX-10/25-AR

BlackRock China A Opportunities Fund

Class K Shares | CHKLX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock China A Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$104	0.94%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund’s Class K Shares returned 20.74%.

  For the same period, the MSCI China A Onshore Index (Net) returned 23.80%.

What contributed to performance?

Positive contributions were led by sentiment-based insights. In this vein, signals that track informed investor flows helped capture investor rotation into high-conviction names and drove strong gains in sectors such as information technology and industrials. In addition, signals analyzing Chinese broker reports helped identify companies with improving analyst sentiment, while a combined analyst revision signal that responded to earnings and sales upgrades helped capture trends across outperforming stocks. Alongside these sentiment-based insights, a fundamental quality signal that penalized companies with high volatility contributed to positive positioning within industrials and communication services. The Fund’s cash position had no material impact on performance.

What detracted from performance?

Despite solid gains overall, certain insights detracted from performance. Faster moving insights that aimed to identify beneficiaries of inflation based on keyword analysis in Chinese text led to misaligned exposure within consumer staples. A fundamental quality signal which tracks inefficient changes in net operating assets weighed on performance within real estate. Finally, a quality insight that penalizes companies with rising labor costs detracted during periods when cost pressures were overlooked in favor of growth- and sentiment-driven factors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: December 27, 2018 through October 31, 2025

Initial Investment of $10,000

	Class K Shares	MSCI China A Onshore Index (Net)
Dec 18	$10,090	$10,066
Jan 19	$10,930	$10,938
Feb 19	$12,340	$12,617
Mar 19	$13,310	$13,390
Apr 19	$13,550	$13,420
May 19	$12,410	$12,221
Jun 19	$13,300	$12,913
Jul 19	$13,240	$12,977
Aug 19	$12,930	$12,455
Sep 19	$13,140	$12,542
Oct 19	$13,450	$12,898
Nov 19	$13,390	$12,771
Dec 19	$14,569	$13,840
Jan 20	$13,243	$13,800
Feb 20	$14,320	$13,613
Mar 20	$13,061	$12,494
Apr 20	$14,025	$13,392
May 20	$14,241	$13,172
Jun 20	$15,794	$14,488
Jul 20	$17,937	$16,635
Aug 20	$18,889	$17,322
Sep 20	$18,470	$16,490
Oct 20	$19,025	$17,071
Nov 20	$19,887	$18,238
Dec 20	$21,652	$19,381
Jan 21	$22,500	$20,093
Feb 21	$22,100	$19,941
Mar 21	$20,992	$18,698
Apr 21	$21,782	$19,453
May 21	$22,830	$20,683
Jun 21	$22,795	$20,312
Jul 21	$21,735	$19,276
Aug 21	$21,652	$19,487
Sep 21	$21,534	$19,495
Oct 21	$22,006	$19,914
Nov 21	$22,100	$20,012
Dec 21	$22,449	$20,162
Jan 22	$20,685	$18,384
Feb 22	$20,923	$18,889
Mar 22	$19,266	$17,200
Apr 22	$17,120	$15,437
May 22	$17,824	$15,872
Jun 22	$19,397	$17,467
Jul 22	$18,122	$16,402
Aug 22	$17,287	$15,649
Sep 22	$15,487	$14,143
Oct 22	$14,187	$12,988
Nov 22	$16,131	$14,412
Dec 22	$16,053	$14,671
Jan 23	$17,714	$16,196
Feb 23	$16,968	$15,549
Mar 23	$17,100	$15,562
Apr 23	$17,076	$15,239
May 23	$15,680	$14,121
Jun 23	$15,704	$14,024
Jul 23	$16,570	$14,819
Aug 23	$15,187	$13,624
Sep 23	$14,982	$13,376
Oct 23	$14,164	$12,974
Nov 23	$14,236	$13,126
Dec 23	$14,082	$12,962
Jan 24	$13,111	$11,647
Feb 24	$14,512	$12,904
Mar 24	$14,365	$12,874
Apr 24	$15,053	$13,140
May 24	$14,979	$13,013
Jun 24	$14,549	$12,539
Jul 24	$14,377	$12,619
Aug 24	$14,156	$12,377
Sep 24	$17,277	$15,232
Oct 24	$16,503	$14,810
Nov 24	$16,220	$14,600
Dec 24	$16,262	$14,464
Jan 25	$16,187	$14,155
Feb 25	$16,663	$14,438
Mar 25	$16,751	$14,479
Apr 25	$15,936	$13,985
May 25	$16,337	$14,368
Jun 25	$17,027	$14,967
Jul 25	$17,630	$15,610
Aug 25	$19,562	$17,609
Sep 25	$20,164	$18,376
Oct 25	$19,926	$18,335

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Class K Shares ...
	20.74%	0.93%	10.60%
MSCI China A Onshore Index (Net)...
	23.80	1.44	9.27

Key Fund statistics

Net Assets...
$20,961,054
Number of Portfolio Holdings...
167
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
215%

The Fund commenced operations on December 27, 2018.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Sector allocation

Ten largest holdings

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
24.9%
Financials...
18.4
Industrials...
17.8
Consumer Discretionary...
12.4
Materials...
8.2
Consumer Staples...
5.9
Health Care...
5.7
Communication Services...
3.6
Utilities...
1.5
Energy...
0.7
Real Estate...
0.1
Short-Term Securities...
1.0
Liabilities in Excess of Other Assets...
(0.2)
SecurityFootnote Reference(b)	Percent of Net Assets
Contemporary Amperex Technology Co. Ltd., Class A...
5.7%
Ping An Insurance Group Co. of China Ltd., Class A...
3.9
China Merchants Bank Co. Ltd., Class A...
3.8
Midea Group Co. Ltd., Class A...
3.4
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A...
2.7
Zijin Mining Group Co. Ltd., Class A...
2.5
BOE Technology Group Co. Ltd., Class A...
2.5
Sany Heavy Industry Co. Ltd., Class A...
2.4
Zhejiang NHU Co. Ltd., Class A...
2.2
China International Capital Corp. Ltd., Class A...
2.2
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Footnote(b)	Excludes short-term securities.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock China A Opportunities Fund

Class K Shares | CHKLX

Annual Shareholder Report — October 31, 2025

CHKLX-10/25-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish
Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 – Principal Accountant Fees and Services –

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock China A Opportunities Fund	$36,593	$36,414	$0	$0	$16,300	$16,328	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3 Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:

          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock China A Opportunities Fund	$16,300	$16,328

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000
              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.
              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
October 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Funds
SM
BlackRock China A Opportunities Fund

Table of Contents
Page

Derivative Financial Instruments

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2025
BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.1%
Chengdu M&S Electronics Technology Co. Ltd. ,
Class A
(a)
........................ 2,719 $ 13,083
Automobile Components — 2.5%
Autel Intelligent Technology Corp. Ltd. , Class A . 5,957 32,227
Fuyao Glass Industry Group Co. Ltd. , Class A .. 45,485 430,986
Huayu Automotive Systems Co. Ltd. , Class A .. 13,800 39,574
Shenzhen VMAX New Energy Group Co. Ltd. ,
Class A ......................... 2,716 13,820
516,607
Automobiles — 3.7%
BAIC BluePark New Energy Technology Co. Ltd. ,
Class A
(a)
........................ 20,700 24,264
BYD Co. Ltd. , Class A .................. 6,500 92,043
Great Wall Motor Co. Ltd. , Class A ......... 3,200 10,237
Loncin Motor Co. Ltd. , Class A ............ 72,600 138,787
SAIC Motor Corp. Ltd. , Class A ........... 190,700 445,540
Seres Group Co. Ltd. , Class A ............ 3,300 71,962
782,833
Banks — 8.0%
Agricultural Bank of China Ltd. , Class A ...... 39,300 43,914
Bank of Beijing Co. Ltd. , Class A .......... 20,700 16,244
Bank of Hangzhou Co. Ltd. , Class A ........ 41,256 90,926
Bank of Jiangsu Co. Ltd. , Class A .......... 27,600 41,767
Bank of Ningbo Co. Ltd. , Class A .......... 49,300 196,225
China Everbright Bank Co. Ltd. , Class A ..... 262,500 123,076
China Merchants Bank Co. Ltd. , Class A ..... 137,750 791,223
China Minsheng Banking Corp. Ltd. , Class A .. 114,800 63,007
Industrial & Commercial Bank of China Ltd. ,
Class A ......................... 2,181 2,383
Industrial Bank Co. Ltd. , Class A ........... 91,100 258,833
Shanghai Pudong Development Bank Co. Ltd. ,
Class A ......................... 26,629 42,992
1,670,590
Beverages — 3.3%
Kuaijishan Shaoxing Wine Co. Ltd. , Class A ... 5,700 17,738
Kweichow Moutai Co. Ltd. , Class A ......... 2,224 446,714
Luzhou Laojiao Co. Ltd. , Class A .......... 1,100 20,767
Tsingtao Brewery Co. Ltd. , Class A ......... 6,000 55,321
Wuliangye Yibin Co. Ltd. , Class A .......... 8,625 144,075
684,615
Biotechnology — 0.3%
(a)
BeOne Medicines Ltd. , Class A ........... 946 39,541
Bio-Thera Solutions Ltd. , Class A .......... 7,479 29,017
68,558
Capital Markets — 6.2%
China Galaxy Securities Co. Ltd. , Class A .... 12,100 29,865
China International Capital Corp. Ltd. , Class A . 89,800 464,642
CITIC Securities Co. Ltd. , Class A .......... 31,855 131,478
CSC Financial Co. Ltd. , Class A ........... 7,000 25,744
East Money Information Co. Ltd. , Class A ..... 41,600 149,020
Guotai Haitong Securities Co. Ltd. , Class A ... 7,400 20,144
Hithink RoyalFlush Information Network Co. Ltd. ,
Class A ......................... 1,600 81,483
Huatai Securities Co. Ltd. , Class A ......... 133,000 405,799
1,308,175
Chemicals — 2.5%
Skshu Paint Co. Ltd. , Class A ............. 3,600 22,287
Zhejiang Jiahua Energy Chemical Industry Co.
Ltd. , Class A ...................... 15,400 18,426
Security
Shares
Shares Value
Chemicals (continued)
Zhejiang NHU Co. Ltd. , Class A ........... 136,600 $ 466,070
Zhejiang Yonghe Refrigerant Co. Ltd. , Class A . 6,400 24,866
531,649
Communications Equipment — 4.1%
Fujian Star-net Communication Co. Ltd. , Class A 42,783 160,766
Suzhou TFC Optical Communication Co. Ltd. ,
Class A ......................... 3,400 74,873
Zhongji Innolight Co. Ltd. , Class A ......... 6,800 448,406
ZTE Corp. , Class A ................... 29,450 179,523
863,568
Construction & Engineering — 2.0%
China National Chemical Engineering Co. Ltd. ,
Class A ......................... 84,800 92,022
China State Construction Engineering Corp. Ltd. ,
Class A ......................... 406,900 310,159
Shanghai Tunnel Engineering Co. Ltd. , Class A . 10,600 9,824
412,005
Distributors — 0.2%
Zhejiang China Commodities City Group Co. Ltd. ,
Class A ......................... 12,500 32,355
Electrical Equipment — 8.5%
Beijing Easpring Material Technology Co. Ltd. ,
Class A ......................... 1,900 18,409
Contemporary Amperex Technology Co. Ltd. ,
Class A ......................... 21,910 1,196,215
NARI Technology Co. Ltd. , Class A ......... 91,280 310,577
Sungrow Power Supply Co. Ltd. , Class A ..... 9,900 263,759
1,788,960
Electronic Equipment, Instruments & Components — 9.7%
Avary Holding Shenzhen Co. Ltd. , Class A .... 9,400 69,190
BOE Technology Group Co. Ltd. , Class A ..... 905,600 516,195
Eoptolink Technology, Inc. Ltd. , Class A ...... 4,700 225,498
Foxconn Industrial Internet Co. Ltd. , Class A ... 20,100 202,410
GoerTek, Inc. , Class A ................. 23,600 108,677
Hengdian Group DMEGC Magnetics Co. Ltd. ,
Class A ......................... 4,100 12,183
Luxshare Precision Industry Co. Ltd. , Class A .. 29,370 259,830
Olympic Circuit Technology Co. Ltd. , Class A .. 1,600 9,348
Orbbec, Inc. , Class A
(a)
................. 1,314 16,095
Quectel Wireless Solutions Co. Ltd. , Class A .. 6,620 88,012
Raytron Technology Co. Ltd. , Class A ....... 967 11,276
Shengyi Technology Co. Ltd. , Class A ....... 3,000 27,011
Shennan Circuits Co. Ltd. , Class A ......... 2,938 88,316
Shenzhen Kinwong Electronic Co. Ltd. , Class A 2,500 25,453
Suzhou Dongshan Precision Manufacturing Co.
Ltd. , Class A ...................... 4,600 44,218
TCL Technology Group Corp. , Class A ....... 157,800 95,541
Universal Scientific Industrial Shanghai Co. Ltd. ,
Class A ......................... 12,902 43,605
Victory Giant Technology Huizhou Co. Ltd. , Class
A ............................. 1,399 57,465
Wingtech Technology Co. Ltd. , Class A
(a)
..... 5,900 37,234
WUS Printed Circuit Kunshan Co. Ltd. , Class A . 9,100 90,350
2,027,907
Energy Equipment & Services — 0.3%
Yantai Jereh Oilfield Services Group Co. Ltd. ,
Class A ......................... 10,200 71,575
Entertainment — 3.0%
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A .............. 5,700 16,619
Beijing Enlight Media Co. Ltd. , Class A ...... 6,200 14,757

Schedule of Investments
(continued)
October 31, 2025
BlackRock China A Opportunities Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment (continued)
G-bits Network Technology Xiamen Co. Ltd. ,
Class A ......................... 2,800 $ 185,828
Giant Network Group Co. Ltd. , Class A ...... 5,100 25,122
Kingnet Network Co. Ltd. , Class A ......... 7,000 23,398
Mango Excellent Media Co. Ltd. , Class A ..... 2,900 11,995
Perfect World Co. Ltd. , Class A ........... 146,120 351,490
629,209
Food Products — 2.3%
Guangdong Haid Group Co. Ltd. , Class A .... 1,800 14,754
Inner Mongolia Yili Industrial Group Co. Ltd. ,
Class A ......................... 58,790 226,326
Muyuan Foods Co. Ltd. , Class A ........... 33,800 238,860
479,940
Ground Transportation — 0.1%
Guangshen Railway Co. Ltd. , Class A ....... 24,700 10,605
Health Care Equipment & Supplies — 0.7%
Shanghai United Imaging Healthcare Co. Ltd. ,
Class A ......................... 643 12,624
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd. , Class A ...................... 4,497 135,764
148,388
Household Durables — 5.4%
Ecovacs Robotics Co. Ltd. , Class A ......... 900 11,300
Gree Electric Appliances, Inc. of Zhuhai , Class A 3,015 16,835
Haier Smart Home Co. Ltd. , Class A ........ 78,100 294,085
Hisense Visual Technology Co. Ltd. , Class A .. 26,500 92,196
Midea Group Co. Ltd. , Class A ............ 66,900 717,604
Zhejiang Supor Co. Ltd. , Class A .......... 900 6,028
1,138,048
Independent Power and Renewable Electricity Producers — 1.1%
China Yangtze Power Co. Ltd. , Class A ...... 25,900 102,177
Grandtop Yongxing Group Co. Ltd. , Class A ... 22,461 52,321
Guangdong Baolihua New Energy Stock Co. Ltd. ,
Class A ......................... 17,000 11,359
Huaneng Power International, Inc. , Class A ... 48,100 54,905
220,762
Insurance — 4.1%
New China Life Insurance Co. Ltd. , Class A ... 4,500 42,828
Ping An Insurance Group Co. of China Ltd. ,
Class A ......................... 101,640 825,394
868,222
Interactive Media & Services — 0.1%
Kunlun Tech Co. Ltd. , Class A
(a)
........... 3,400 22,000
Leisure Products — 0.4%
Zhejiang Cfmoto Power Co. Ltd. , Class A ..... 2,300 82,641
Life Sciences Tools & Services — 0.7%
HitGen, Inc. , Class A .................. 5,651 20,016
WuXi AppTec Co. Ltd. , Class A ............ 9,700 135,290
155,306
Machinery — 6.5%
3S Industry Group, Inc. , Class A ........... 3,200 20,090
Bozhon Precision Industry Technology Co. Ltd. ,
Class A ......................... 6,405 30,023
CRRC Corp. Ltd. , Class A ............... 89,200 95,934
Henan Thinker Automatic Equipment Co. Ltd. ,
Class A ......................... 21,000 88,219
Jiangsu Hengli Hydraulic Co. Ltd. , Class A .... 3,000 40,461
Kunshan Dongwei Technology Co. Ltd. , Class A 5,877 31,414
Sany Heavy Industry Co. Ltd. , Class A ....... 161,300 501,228
Security
Shares
Shares Value
Machinery (continued)
Shenzhen Inovance Technology Co. Ltd. , Class A 33,900 $ 366,261
Weichai Power Co. Ltd. , Class A ........... 93,910 197,267
1,370,897
Media — 0.4%
Focus Media Information Technology Co. Ltd. ,
Class A ......................... 41,900 45,540
Three's Co. Media Group Co. Ltd. , Class A .... 6,730 27,214
72,754
Metals & Mining — 5.6%
Baoshan Iron & Steel Co. Ltd. , Class A ...... 446,466 462,075
Citic Pacific Special Steel Group Co. Ltd. , Class
A ............................. 53,700 109,990
CMOC Group Ltd. , Class A .............. 7,000 16,762
Jiangsu Boqian New Materials Stock Co. Ltd. ,
Class A ......................... 5,300 40,310
Shandong Gold Mining Co. Ltd. , Class A ..... 3,700 18,653
Zhuzhou Smelter Group Co. Ltd. , Class A
(a)
... 3,100 6,812
Zijin Mining Group Co. Ltd. , Class A ........ 123,800 528,944
1,183,546
Oil, Gas & Consumable Fuels — 0.4%
PetroChina Co. Ltd. , Class A ............. 66,300 85,254
Passenger Airlines — 0.1%
Hainan Airlines Holding Co. Ltd. , Class A
(a)
.... 90,000 22,368
Personal Care Products — 0.4%
Shanghai Jahwa United Co. Ltd. , Class A ..... 23,100 81,316
Pharmaceuticals — 3.9%
Asymchem Laboratories Tianjin Co. Ltd. , Class A 2,439 33,579
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class
A ............................. 63,160 568,179
Livzon Pharmaceutical Group, Inc. , Class A ... 2,700 13,924
Shenzhen Chipscreen Biosciences Co. Ltd. ,
Class A
(a)
........................ 8,049 34,884
Tasly Pharmaceutical Group Co. Ltd. , Class A .. 77,600 168,282
818,848
Real Estate Management & Development — 0.1%
China Merchants Property Operation & Service
Co. Ltd. , Class A ................... 5,800 9,332
Hainan Airport Infrastructure Co. Ltd. , Class A .. 22,100 15,312
24,644
Semiconductors & Semiconductor Equipment — 8.4%
3peak, Inc. , Class A
(a)
.................. 686 16,352
Actions Technology Co. Ltd. , Class A ........ 10,346 79,992
Advanced Micro-Fabrication Equipment, Inc.
China , Class A .................... 5,855 229,697
Cambricon Technologies Corp. Ltd. , Class A
(a)
. 1,271 245,300
Chipsea Technologies Shenzhen Corp. Ltd. ,
Class A
(a)
........................ 2,684 13,471
Espressif Systems Shanghai Co. Ltd. , Class A . 1,376 32,283
Giantec Semiconductor Corp. , Class A ...... 610 14,204
Halo Microelectronics Co. Ltd. , Class A
(a)
..... 10,272 22,797
Hygon Information Technology Co. Ltd. , Class A 3,067 98,759
Montage Technology Co. Ltd. , Class A ....... 10,802 206,746
NAURA Technology Group Co. Ltd. , Class A ... 1,270 72,558
OmniVision Integrated Circuits Group, Inc. , Class
A ............................. 13,200 242,179
Rockchip Electronics Co. Ltd. , Class A ...... 4,300 109,543
Shanghai Aiko Solar Energy Co. Ltd. , Class A
(a)
20,700 45,871
Shanghai V-Test Semiconductor Tech. Co. Ltd. ,
Class A ......................... 1,753 25,325
Shenzhen Goodix Technology Co. Ltd. , Class A 10,000 115,411

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
TCL Zhonghuan Renewable Energy Technology
Co. Ltd. , Class A
(a)
.................. 9,200 $ 12,218
Telink Semiconductor Shanghai Co. Ltd. , Class A 6,373 42,051
Tongwei Co. Ltd. , Class A
(a)
.............. 13,400 46,596
Trina Solar Co. Ltd. , Class A
(a)
............ 18,846 53,862
Verisilicon Microelectronics Shanghai Co. Ltd. ,
Class A
(a)
........................ 1,896 42,382
1,767,597
Software — 1.8%
DBAPP Security Ltd. , Class A
(a)
........... 9,880 79,437
Hangzhou Raycloud Technology Co. Ltd. , Class
A
(a)
............................ 27,318 56,108
Sangfor Technologies, Inc. , Class A ........ 2,400 44,158
Shenzhen Kingdom Sci-Tech Co. Ltd. , Class A
(a)
37,200 87,911
Thunder Software Technology Co. Ltd. , Class A 9,700 93,618
Transwarp Technology Shanghai Co. Ltd. , Class
A
(a)
............................ 1,423 12,967
374,199
Specialty Retail — 0.2%
China Tourism Group Duty Free Corp. Ltd. , Class
A ............................. 3,800 40,591
Technology Hardware, Storage & Peripherals — 0.9%
Anker Innovations Technology Co. Ltd. , Class A 5,100 83,755
Huaqin Technology Co. Ltd. , Class A ........ 6,600 94,076
IEIT Systems Co. Ltd. , Class A ............ 1,800 16,465
194,296
Trading Companies & Distributors — 0.6%
Sumec Corp. Ltd. , Class A ............... 74,500 118,264
Water Utilities — 0.5%
Grandblue Environment Co. Ltd. , Class A ..... 25,100 99,105
Wireless Telecommunication Services — 0.1%
China United Network Communications Ltd. ,
Class A ......................... 35,179 26,784
Total Long-Term Investments — 99 .2%
(Cost: $ 18,099,325 ) ............................... 20,808,064
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.94%
(b) (c)
................... 201,742 201,742
Total Short-Term Securities — 1 .0%
(Cost: $ 201,742 ) ................................. 201,742
Total Investments — 100 .2%
(Cost: $ 18,301,067 ) ............................... 21,009,806
Liabilities in Excess of Other Assets — (0.2) % ............. (48,752)
Net Assets — 100.0% ...............................
$ 20,961,054
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
October 31, 2025
BlackRock China A Opportunities Fund
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 227,421 $ — $ (25,679)
(a)
$ — $ — $ 201,742 201,742 $ 9,928 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
BlackRock China A Opportunities Fund

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE China A50 Index ...................................................... 11 11/27/25 $ 168 $ (4,663)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 4,663 $ — $ — $ — $ 4,663
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 42,910 $ — $ — $ — $ 42,910
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 82 $ — $ — $ — $ 82
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 230,798

Schedule of Investments
(continued)
October 31, 2025
BlackRock China A Opportunities Fund
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ — $ 13,083 $ — $ 13,083
Automobile Components .................................. — 516,607 — 516,607
Automobiles .......................................... — 782,833 — 782,833
Banks ............................................... 192,851 1,477,739 — 1,670,590
Beverages ........................................... — 684,615 — 684,615
Biotechnology ......................................... — 68,558 — 68,558
Capital Markets ........................................ — 1,308,175 — 1,308,175
Chemicals ............................................ — 531,649 — 531,649
Communications Equipment ................................ — 863,568 — 863,568
Construction & Engineering ................................ — 412,005 — 412,005
Distributors ........................................... — 32,355 — 32,355
Electrical Equipment ..................................... — 1,788,960 — 1,788,960
Electronic Equipment, Instruments & Components ................. — 2,027,907 — 2,027,907
Energy Equipment & Services .............................. — 71,575 — 71,575
Entertainment ......................................... — 629,209 — 629,209
Food Products ......................................... 14,754 465,186 — 479,940
Ground Transportation ................................... — 10,605 — 10,605
Health Care Equipment & Supplies ........................... — 148,388 — 148,388
Household Durables ..................................... — 1,138,048 — 1,138,048
Independent Power and Renewable Electricity Producers ............ — 220,762 — 220,762
Insurance ............................................ — 868,222 — 868,222
Interactive Media & Services ............................... — 22,000 — 22,000
Leisure Products ....................................... — 82,641 — 82,641
Life Sciences Tools & Services .............................. — 155,306 — 155,306
Machinery ............................................ — 1,370,897 — 1,370,897
Media ............................................... — 72,754 — 72,754
Metals & Mining ........................................ — 1,183,546 — 1,183,546
Oil, Gas & Consumable Fuels ............................... — 85,254 — 85,254
Passenger Airlines ...................................... — 22,368 — 22,368
Personal Care Products .................................. — 81,316 — 81,316
Pharmaceuticals ....................................... — 818,848 — 818,848
Real Estate Management & Development ....................... — 24,644 — 24,644
Semiconductors & Semiconductor Equipment .................... — 1,767,597 — 1,767,597
Software ............................................. — 374,199 — 374,199
Specialty Retail ........................................ — 40,591 — 40,591
Technology Hardware, Storage & Peripherals .................... — 194,296 — 194,296
Trading Companies & Distributors ............................ — 118,264 — 118,264
Water Utilities ......................................... — 99,105 — 99,105
Wireless Telecommunication Services ......................... — 26,784 — 26,784
Short-Term Securities
Money Market Funds ...................................... 201,742 — — 201,742
$ 409,347 $ 20,600,459 $ — $ 21,009,806
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ — $ (4,663) $ — $ (4,663)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities

October 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
China A
Opportunities
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 20,808,064
Investments, at value — affiliated
(b)
.......................................................................................... 201,742
Cash pledged: –
Futures contracts .................................................................................................... 13,000
Foreign currency, at value
(c)
............................................................................................... 1,207
Receivables: –

From the Manager ................................................................................................... 19,285
Prepaid e xpenses ..................................................................................................... 13,119
Total a ssets .........................................................................................................
21,058,164
LIABILITIES
Payables: –
Accounting services fees ............................................................................................... 6,329
Administration fees ................................................................................................... 202
Trustees' and Officer's fees ............................................................................................. 1,389
Other affiliate fees ................................................................................................... 82
Printing and postage fees .............................................................................................. 15,878
Professional fees .................................................................................................... 54,275
Registration fees .................................................................................................... 8,512
Variation margin on futures contracts ....................................................................................... 3,291
Other accrued expenses ............................................................................................... 7,152
Total li abilities ........................................................................................................
97,110
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 20,961,054
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 17,685,174
Accumulated earnings .................................................................................................. 3,275,880
NET ASSETS ........................................................................................................
$ 20,961,054
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 18,099,325
(b)
  Investments, at cost — affiliated ................................................................................... $ 201,742
(c)
  Foreign currency, at cost ....................................................................................... $ 1,208

Statement of Assets and Liabilities
(continued)
October 31, 2025

Statement of Assets and Liabilities
See notes to financial statements.
BlackRock China
A Opportunities
Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 12,536,805
Shares outstanding ...................................................................................................
789,820
Net asset value .....................................................................................................
$ 15.87
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Class K
Net assets .........................................................................................................
$ 8,424,249
Shares outstanding ...................................................................................................
530,598
Net asset value .....................................................................................................
$ 15.88
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

Statement of Operations

Year Ended October 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
China A
Opportunities
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 535,233
Dividends — affiliated ................................................................................................. 9,928
Interest — unaffiliated ................................................................................................. 1,433
Foreign taxes withheld ................................................................................................ (53,655)
Total investment income .................................................................................................
492,939
EXPENSES
Professional ....................................................................................................... 176,262
Investment advisory .................................................................................................. 127,422
Registration ....................................................................................................... 42,451
Custodian ......................................................................................................... 38,957
Printing and postage ................................................................................................. 36,866
Accounting services .................................................................................................. 31,686
Trustees and Officer .................................................................................................. 7,654
Administration ..................................................................................................... 7,221
Administration — class specific .......................................................................................... 3,398
Transfer agent — class specific .......................................................................................... 3,381
Miscellaneous ...................................................................................................... 10,575
Total expenses excluding interest expense .....................................................................................
485,873
Interest expense .................................................................................................... 211
Total expenses .......................................................................................................
486,084
Less: –
Administration fees waived ............................................................................................. (7,221)
Administration fees waived by the Manager — class specific ....................................................................... (1,599)
Fees waived and/or reimbursed by the Manager ............................................................................... (312,211)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (705)
Total expenses after fees waived and/or reimbursed ..............................................................................
164,348
Net investment income ..................................................................................................
328,591
REALIZED AND UNREALIZED GAIN (LOSS) $ 3,026,287
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 2,264,832
Foreign currency transactions ......................................................................................... (244)
Futures contracts .................................................................................................. 42,910
A
2,307,498
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 718,722
Foreign currency translations .......................................................................................... (15)
Futures contracts .................................................................................................. 82
A
718,789
Net realized and unrealized gain ...........................................................................................
3,026,287
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 3,354,878

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock China A Opportunities Fund
Year Ended
10/31/25
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 328,591  $ 294,425
Net realized gain (loss) .............................................................................. 2,307,498  (661,864)
Net change in unrealized appreciation (depreciation) .......................................................... 718,789  2,628,633
Net increase in net assets resulting from operations ............................................................. 3,354,878  2,261,194
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (175,286) (148,832)
Class K ....................................................................................... (173,204) (129,971)
Decrease in net assets resulting from distributions to shareholders ................................................... (348,490) (278,803)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 807,645  1,057,304
NET ASSETS
Total increase in net assets ............................................................................. 3,814,033  3,039,695
Beginning of year .................................................................................... 17,147,021  14,107,326
End of year ........................................................................................
$ 20,961,054  $ 17,147,021
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock China A Opportunities Fund
Institutional
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year .............................
$ 13.42  $ 11.76  $ 11.90  $ 18.67  $ 16.78
Net investment income
(a)
...................................
0 .27  0 .24  0 .17  0 .11  0 .15
Net realized and unrealized gain (loss) ..........................
2 .45  1 .65  ( 0 .19 ) ( 6 .66 ) 2 .41
Net increase (decrease) from investment operations .................. 2.72  1.89  (0.02) (6.55) 2.56
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .27 ) ( 0 .23 ) ( 0 .12 ) ( 0 .22 ) ( 0 .04 )
From net realized gain ..................................... —  —  —  —  ( 0 .63 )
Total distributions .......................................... (0.27) (0.23) (0.12) (0.22) (0.67)
Net asset value, end of year ................................. $ 15.87  $ 13.42  $ 11.76  $ 11.90  $ 18.67
Total Return
(c)
Based on net asset value .................................... 20.71% 16.43% (0.30)% (35.52)% 15.58%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
2.87% 3.05% 2.54% 1.94% 1.69%
Total expenses after fees waived and/or reimbursed ..................
0.99% 1.00% 0.99% 0.99% 0.98%
Total expenses after fees waived and/or reimbursed and excluding interest expense . ..............................................
0.99% 0.99% 0.99% 0.99% 0.98%
Net investment income .....................................
1.95% 2.01% 1.27% 0.68% 0.80%
Supplemental Data
Net assets, end of year (000) .................................. $ 12,537  $ 8,777  $ 7,760  $ 12,309  $ 37,918
Portfolio turnover rate ....................................... 215% 149% 139% 168% 164%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock China A Opportunities Fund
Class K
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year .............................
$ 13.43  $ 11.77  $ 11.91  $ 18.68  $ 16.78
Net investment income
(a)
...................................
0 .26  0 .25  0 .18  0 .15  0 .11
Net realized and unrealized gain (loss) ..........................
2 .47  1 .65  ( 0 .19 ) ( 6 .69 ) 2 .46
Net increase (decrease) from investment operations .................. 2.73  1.90  (0.01) (6.54) 2.57
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .28 ) ( 0 .24 ) ( 0 .13 ) ( 0 .23 ) ( 0 .04 )
From net realized gain ..................................... —  —  —  —  ( 0 .63 )
Total distributions .......................................... (0.28) (0.24) (0.13) (0.23) (0.67)
Net asset value, end of year ................................. $ 15.88  $ 13.43  $ 11.77  $ 11.91  $ 18.68
Total Return
(c)
Based on net asset value .................................... 20.74% 16.51% (0.25)% (35.47)% 15.67%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
2.85% 3.02% 2.53% 1.94% 1.66%
Total expenses after fees waived and/or reimbursed ..................
0.94% 0.95% 0.94% 0.94% 0.94%
Total expenses after fees waived and/or reimbursed and excluding interest expense . ..............................................
0.94% 0.94% 0.94% 0.94% 0.94%
Net investment income .....................................
1.91% 2.10% 1.36% 0.97% 0.61%
Supplemental Data
Net assets, end of year (000) .................................. $ 8,424  $ 8,370  $ 6,347  $ 6,326  $ 9,942
Portfolio turnover rate ....................................... 215% 149% 139% 168% 164%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
2025
BlackRock Annual Financial Statements and Additional Information

1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock China A Opportunities Fund (the “Fund”) is a series of the Trust. The Fund is classified as a diversified fund under the 1940 Act.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions.
Institutional and Class K Shares are sold only to certain eligible investors.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional Shares ........................................... No No None
Class K Shares ............................................. No No None

Notes to Financial Statements
(continued)

Notes to Financial Statements
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

4. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended October 31, 2025, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the
Statement of Operations:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year  ended  October 31, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended October 31, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
Greater than $3 billion ................................................................................................... 0.68
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Institutional Class K Total
Administration fees - class specific .................................................................... $ 1,872 $ 1,526 $ 3,398
Institutional Class K Total
Reimbursed Amount .............................................................................. $ 151 $ 78 $ 229

Notes to Financial Statements
(continued)

Notes to Financial Statements
For the year ended October 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940
Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver.  This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended October 31, 2025, the amount waived was $184.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended October 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended October 31, 2025, the Manager waived and/or reimbursed investment advisory fees of $312,027 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
The Fund also had a waiver of administration fees, which is included in Administration fees waived in the Statement of Operations. For the year ended October 31, 2025, the amount was $7,221.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the year ended October 31, 2025, class specific expense waivers and/or reimbursements are as follows:
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund , of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the  contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective December 27, 2025, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses was terminated.
As of October 31, 2025, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
Institutional Class K Total
Transfer agent fees - class specific .................................................................... $ 2,679 $ 702 $ 3,381
Institutional Class K
Expense Limitations .................................................................................. 0 .99% 0 .94%
Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Institutional .................................................................................... $ 73 $ 3
Class K ...................................................................................... 1,526 702
$ 1,599 $ 705
Expiring October 31,
Fund Level/Share Class 2026 2027
Fund Level ........................................................................................ $ 293,422 $ 319,248
Institutional ........................................................................................ 685 76
Class K .......................................................................................... 1,735 2,228

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

The following fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by the Manager, expired on
October 31, 2025:
Interfund Lending:  Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund
could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the
Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees  and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the year ended October 31, 2025, purchases and sales of investments, excluding short-term securities, were $37,149,702 and $36,438,794, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
The tax character of distributions paid was as follows:
As of October 31, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
During the year ended October 31, 2025, the Fund utilized the following amount of its capital loss carryforward:
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Level ............................................................................................................... $ 314,742
Institutional ............................................................................................................... 5,015
Class K ................................................................................................................. 1,715
Fund Name
Year Ended
10/31/25
Year Ended
10/31/24
BlackRock China A Opportunities Fund
Ordinary income ...................................................................................... $ 348,490 $ 278,803
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock China A Opportunities Fund ............................................ $ 366,291 $ 251,404 $ 2,658,185 $ 3,275,880
Fund Name Amount Utilized
BlackRock China A Opportunities Fund ...................................................................................... $ 1,975,018
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock China A Opportunities Fund ................................... $ 18,346,961 $ 2,924,061 $ (265,879) $ 2,658,182

Notes to Financial Statements
(continued)

Notes to Financial Statements
8. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended October 31, 2025, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund invests in A-shares (i.e., equity securities of companies based in the People’s Republic of China (“China” or “PRC”) that trade on the Shanghai
Stock Exchange and Shenzhen Stock Exchange) primarily through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program
(together, “Stock Connect”). Investing in A-shares through Stock Connect is subject to trading, clearance and settlement procedures, which could pose risks to the Fund.
Trading through Stock Connect is subject to a daily quota, which limits the maximum net purchases under Stock Connect each day. The daily quota may restrict the Fund’s ability to invest in A-shares on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Additionally, the Fund may be subject to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. The A-shares market has a higher propensity for trading suspensions than many other global equity markets.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or
China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund's investments.
The Fund invests a significant portion of its assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of October 31, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
10/31/25
Year Ended
10/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock China A Opportunities Fund
Institutional
Shares sold .............................................
210,318 $ 3,098,280 62,678 $ 794,289
Shares issued in reinvestment of distributions ........................
2,913 38,476 2,923 33,346
Shares redeemed .........................................
(77,254) (1,101,487) (71,540) (837,769)
135,977 $ 2,035,269 (5,939) $ (10,134)
Class K
Shares sold .............................................
125,865 $ 1,709,670 116,376 $ 1,468,867
Shares issued in reinvestment of distributions ........................
2,541 33,572 836 9,532
Shares redeemed .........................................
(221,228) (2,970,866) (33,074) (410,961)
(92,822) $ (1,227,624) 84,138 $ 1,067,438
43,155 $ 807,645 78,199 $ 1,057,304
Institutional ....................................................................................................... 500,000
Class K ......................................................................................................... 500,000

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock China A Opportunities Fund and the Board of Trustees of BlackRock Funds
SM
:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock China A Opportunities Fund of BlackRock Funds
SM
(the “Fund”), including the schedule of
investments, as of October 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information
(unaudited)
2025
BlackRock Annual Financial Statements and Additional Information

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended October 31, 2025
:
The Fund intends to pass through to its shareholders the following amount, or maximum amount allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended October 31, 2025 :
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
October 31, 2025:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2025:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
Fund Name
Qualified Dividend
Income
BlackRock China A Opportunities Fund .................................................................................... $ 461,263
Fund Name
Foreign Source
Income Earned
Foreign
Taxes Paid
BlackRock China A Opportunities Fund ................................................................. $ 387,215 $ 53,269
Fund Name Federal Obligation Interest
BlackRock China A Opportunities Fund .................................................................................... $ 3,563
Fund Name Interest Dividends
BlackRock China A Opportunities Fund .................................................................................... $ 8,012
Fund Name
Interest-Related
Dividends
BlackRock China A Opportunities Fund .................................................................................... $ 7,182

Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 22, 2025 (the “April
Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock China A Opportunities Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by
BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services;
oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-
end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s)
they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock's and the Fund's operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of
BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund's custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of
BlackRock’s business continuity plans.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
April meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the second, second and first quartiles, respectively, against its
Performance Peers.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various

Disclosure of Investment Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement
advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the
Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock FundsSM

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock FundsSM

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock FundsSM

Date: December 22, 2025

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: December 22, 2025